Schedule of warrants issued and outstanding (Details)	6 Months Ended
	Feb. 28, 2023 shares $ / shares	Feb. 28, 2023 shares $ / shares	Aug. 31, 2022 shares
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	1,300,618	1,300,618
Warrants outstanding, Average exercise price | $ / shares		$ 8.53
Warrants outstanding, Average remaining contractual life	1 year 2 months 8 days
Equity warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	3,511,577	3,511,577	3,736,296
Warrants outstanding, Average exercise price | $ / shares	$ 15
Warrants outstanding, Average remaining contractual life	1 year 1 month 28 days
Warrant one [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Mar. 20, 2023
Number of warrants, outstanding | shares	27,777	27,777
Warrants outstanding, Average exercise price | $ / shares		$ 13.50
Warrants outstanding, Average remaining contractual life	18 days
Warrant two [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Mar. 30, 2023
Number of warrants, outstanding | shares	46,909	46,909
Warrants outstanding, Average exercise price | $ / shares		$ 13.50
Warrants outstanding, Average remaining contractual life	29 days
Warrant three [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Mar. 31, 2023
Number of warrants, outstanding | shares	17,222	17,222
Warrants outstanding, Average exercise price | $ / shares		$ 13.50
Warrants outstanding, Average remaining contractual life	29 days
Warrant four [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	May 27, 2023
Number of warrants, outstanding | shares	130,304	130,304
Warrants outstanding, Average exercise price | $ / shares		$ 13.50
Warrants outstanding, Average remaining contractual life	2 months 26 days
Warrant five [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Jul. 08, 2024
Number of warrants, outstanding | shares	445,982	445,982
Warrants outstanding, Average exercise price | $ / shares		$ 7.50
Warrants outstanding, Average remaining contractual life	1 year 4 months 9 days
Warrant six [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Jul. 25, 2024
Number of warrants, outstanding | shares	401,624	401,624
Warrants outstanding, Average exercise price | $ / shares		$ 7.50
Warrants outstanding, Average remaining contractual life	1 year 4 months 28 days
Warrant seven [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Aug. 08, 2024
Number of warrants, outstanding | shares	230,800	230,800
Warrants outstanding, Average exercise price | $ / shares		$ 7.50
Warrants outstanding, Average remaining contractual life	1 year 5 months 8 days
Equity warrant one [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Jan. 08, 2024
Number of warrants, outstanding | shares	1,868,787	1,868,787
Warrants outstanding, Average exercise price | $ / shares	$ 15.00
Warrants outstanding, Average remaining contractual life	1 year 1 month 9 days
Equity warrant two [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Jan. 22, 2024
Number of warrants, outstanding | shares	522,898	522,898
Warrants outstanding, Average exercise price | $ / shares	$ 15.00
Warrants outstanding, Average remaining contractual life	1 year 1 month 24 days
Equity warrant three [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Feb. 24, 2024
Number of warrants, outstanding | shares	1,058,227	1,058,227
Warrants outstanding, Average exercise price | $ / shares	$ 15.00
Warrants outstanding, Average remaining contractual life	1 year 2 months 26 days
Equity warrant four [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Aug. 19, 2024
Number of warrants, outstanding | shares	49,999	49,999
Warrants outstanding, Average exercise price | $ / shares	$ 15.00
Warrants outstanding, Average remaining contractual life	1 year 8 months 19 days
Equity warrant five [member]
IfrsStatementLineItems [Line Items]
Warrants expiry date	Sep. 15, 2024
Number of warrants, outstanding | shares	11,666	11,666
Warrants outstanding, Average exercise price | $ / shares	$ 15.00
Warrants outstanding, Average remaining contractual life	1 year 9 months 14 days
Equity warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, outstanding | shares	3,511,577	3,511,577
Warrants outstanding, Average exercise price | $ / shares	$ 15.00